Warranty liability - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Product Warranty Liability [Line Items]
Product warranty accrual	$ 1,457
Other receivables
Product Warranty Liability [Line Items]
Warranty accrual related to field service campaign	$ 994